Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	83 Months Ended		94 Months Ended	106 Months Ended	118 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	32.22%	6.16%							4.97%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	37.86%	6.55%							4.78%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	40.30%	7.64%							5.83%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	40.28%	7.69%							5.86%
PGIM Jennison Global Infrastructure Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	20.85%	4.83%							4.63%
PGIM Jennison Global Infrastructure Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	25.97%	5.25%							4.44%
PGIM Jennison Global Infrastructure Fund Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	28.25%	6.38%							5.54%
PGIM Jennison Global Infrastructure Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	28.34%	6.38%				8.08%
PGIM Jennison Global Opportunities Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	32.13%	14.83%							13.30%
PGIM Jennison Global Opportunities Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	37.64%	15.16%							13.03%
PGIM Jennison Global Opportunities Fund Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	40.02%	16.32%							14.16%
PGIM Jennison Global Opportunities Fund Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	39.47%	15.85%	17.25%
PGIM Jennison Global Opportunities Fund Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	39.82%	16.15%	17.56%
PGIM Jennison Global Opportunities Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	40.16%	16.42%						14.50%
PGIM Jennison International Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	21.52%	8.37%							8.37%
PGIM Jennison International Opportunities Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	26.56%	8.73%							8.14%
PGIM Jennison International Opportunities Fund Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	28.09%	9.20%		8.09%
PGIM Jennison International Opportunities Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	28.81%	9.83%							9.23%
PGIM Jennison International Opportunities Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R2
Average Annual Return, Percent	28.25%	9.36%	12.97%
PGIM Jennison International Opportunities Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Average Annual Return, Percent	28.60%	9.63%	13.26%
PGIM Jennison International Opportunities Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	28.87%	9.89%					10.43%
PGIM Quant Solutions International Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	21.94%	5.23%							3.48%
PGIM Quant Solutions International Equity Fund Class - C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	26.32%	5.03%							3.01%
PGIM Quant Solutions International Equity Fund Class - Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	29.60%	6.90%							4.48%
PGIM Quant Solutions International Equity Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	29.80%	7.18%				7.24%
PGIM Emerging Markets Debt Hard Currency Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	14.35%	(0.61%)			0.31%
PGIM Emerging Markets Debt Hard Currency Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	16.47%	(0.68%)			0.06%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	18.52%	0.37%			1.09%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	18.83%	0.47%			1.19%
PGIM Emerging Markets Debt Local Currency Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	2.98%	(1.36%)							(0.47%)
PGIM Emerging Markets Debt Local Currency Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	4.88%	(1.41%)							(0.88%)
PGIM Emerging Markets Debt Local Currency Fund Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	6.88%	(0.33%)							0.17%
PGIM Emerging Markets Debt Local Currency Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	7.19%	(0.23%)							0.25%
Without Sales Load [Member] | PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	39.92%	7.37%							5.57%
Without Sales Load [Member] | PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	38.86%	6.55%							4.78%
Without Sales Load [Member] | PGIM Jennison Global Infrastructure Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	27.88%	6.03%							5.22%
Without Sales Load [Member] | PGIM Jennison Global Infrastructure Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	26.97%	5.25%							4.44%
Without Sales Load [Member] | PGIM Jennison Global Opportunities Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	39.82%	16.14%							13.94%
Without Sales Load [Member] | PGIM Jennison Global Opportunities Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	38.64%	15.16%							13.03%
Without Sales Load [Member] | PGIM Jennison International Opportunities Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	28.60%	9.61%							8.99%
Without Sales Load [Member] | PGIM Jennison International Opportunities Fund Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	27.56%	8.73%							8.14%
Without Sales Load [Member] | PGIM Quant Solutions International Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	29.03%	6.42%							4.07%
Without Sales Load [Member] | PGIM Quant Solutions International Equity Fund Class - C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	27.32%	5.03%							3.01%
Without Sales Load [Member] | PGIM Emerging Markets Debt Hard Currency Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	18.19%	0.05%			0.79%
Without Sales Load [Member] | PGIM Emerging Markets Debt Hard Currency Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	17.47%	(0.68%)			0.06%
Without Sales Load [Member] | PGIM Emerging Markets Debt Local Currency Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	6.45%	(0.71%)							(0.15%)
Without Sales Load [Member] | PGIM Emerging Markets Debt Local Currency Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	5.88%	(1.41%)							(0.88%)
MSCI Emerging Markets ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ND Index
Average Annual Return, Percent	25.32%	3.93%							3.43%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%				14.66%			13.00%
MSCI All Country World ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ND Index
Average Annual Return, Percent	32.79%	11.08%	12.80%					9.25%	9.06%
MSCI All Country World ex US ND Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US ND Index
Average Annual Return, Percent	24.33%	5.78%	7.55%	4.34%		6.76%	6.50%		4.79%
JP Morgan Emerging Markets Bond Index Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Emerging Markets Bond Index Global Diversified Index
Average Annual Return, Percent	18.16%	0.47%			1.63%
JP Morgan Government Bond Index Emerging Markets Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Government Bond Index-Emerging Markets Global Diversified Index
Average Annual Return, Percent	8.76%	(0.92%)							(0.06%)
S&P Global Infrastructure Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Net Index
Average Annual Return, Percent	32.01%	5.38%				6.91%			5.08%